SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in non-cash working capital:
Accounts receivable	$ (6,393)	$ (2,484)
Prepaid expenses and other	(170)	(215)
Trade payables and other	(297)	(1,004)
Dividend payable		1,196
Deferred revenue	3,333
Changes in non-cash working capital	(3,527)	(2,507)
Significant non-cash transactions:
Equity issued for Newmont and Kinross Portfolios (Note 4)	60,000	49,000
Settlement of receivables in equity investments	1,519	597
Cash and cash equivalents at the end of the year:
Cash at bank	$ 7,760	$ 4,828